Unaudited Interim Condensed Consolidated Statements of Shareholders’ Equity - BRL (R$) R$ in Thousands	Share Capital	Capital Reserves	Accumulated Losses	OCI	Attributable to owners of the parent	Non-controlling interests	Total
Balances at Dec. 31, 2023	R$ 260,685	R$ 127,932	R$ (446,575)		R$ (57,958)	R$ 4,329	R$ (53,629)
Capital increase	10,645				10,645		10,645
Distributions to non-controlling interest						(1,228)	(1,228)
Provision for share-based payment		641			641		641
Other comprehensive income (loss)			1,423	(1,423)
Net income (loss)			(37,353)		(37,353)	4,150	(33,203)
Balances at Jun. 30, 2024	271,330	128,573	(482,505)	(1,423)	(84,025)	7,251	(76,774)
Balances at Dec. 31, 2024	283,408	128,845	(529,780)	(2,968)	(120,495)	8,873	(111,622)
Capital increase	85,741				85,741		85,741
Distributions to non-controlling interest						(12,326)	(12,326)
Treasury stock	(27)				(27)		(27)
Provision for share-based payment		47			47		47
Other comprehensive income (loss)				(7,487)	(7,487)		(7,487)
Net income (loss)			(58,314)		(58,314)	3,983	(54,331)
Balances at Jun. 30, 2025	R$ 369,122	R$ 128,892	R$ (588,094)	R$ (10,455)	R$ (100,535)	R$ 530	R$ (100,005)